Fair Value Measurements - Changes in the fair value of financial liabilities (Details) - USD ($)		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Fair Value Measurements
Fair value as of beginning of the period	$ 7,350,083
Initial fair value of Quantum Note at June 25, 2024	4,618,234
Settlement of Exchange Note	(33,000)
Change in fair value	(535,665)
Fair value as of end of the period	11,399,652	$ 11,399,652
Extension Note Bifurcated Derivative
Fair Value Measurements
Fair value as of beginning of the period	33,000
Settlement of Exchange Note	(33,000)
Exchange Note
Fair Value Measurements
Fair value as of beginning of the period	6,155,925
Change in fair value	(489,052)
Change in fair value		Change in fair value of financial instruments
Fair value as of end of the period	5,666,873	$ 5,666,873
Quantum Convertible Note
Fair Value Measurements
Initial fair value of Quantum Note at June 25, 2024	4,618,234
Change in fair value	78,816
Fair value as of end of the period	4,697,050	4,697,050
Additional Bridge Notes
Fair Value Measurements
Fair value as of beginning of the period	466,646
Change in fair value	(69,238)
Fair value as of end of the period	397,408	397,408
ELOC
Fair Value Measurements
Fair value as of beginning of the period	694,512
Change in fair value	(56,191)
Fair value as of end of the period	$ 638,321	$ 638,321